INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the expected federal income tax rate using the federal statutory tax rate of 35% to the Company’s effective tax rate is as follows:

	For the years ended June 30,
	2014	2013
	%	%

U.S. expected federal income tax benefit	(35.0)	(35.0)
U.S. state, local tax net of federal benefit	(10.9)	(10.9)
U.S. permanent difference	0.3	1.2
U.S. temporary difference	45.5	44.7
Permanent differences related to other countries	(0.9)	19.3
Other	0.0	(0.4)
Hong Kong statutory income tax rate	16.5	0.0
Total tax expense	15.5	18.9

Schedule Of Components Of Income Tax Expense (Benefit) [Table Text Block]
The income tax expense (benefit) for the years ended June 30, 2014 and 2013 are as follows:

	For the years ended June 30,
	2014	2013

Current
USA	$-	$(3,811)
Hong Kong	130,268	-
Other countries	-	-
China	-	-
	130,268	(3,811)

Deferred
USA	(50,330)	413,900
Hong Kong	-	-
Other countries	(115)	-
China	-	-
	(50,445)	413,900

Total	$79,823	$410,089

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets are comprised of the following:

	For the years ended June 30,
	2014	2013

Allowance for doubtful accounts	$224,000	$301,000
Stock-based compensation	411,000	307,000
Net operating loss	1,004,000	443,000
Total deferred tax assets	1,639,000	1,051,000
Valuation allowance	(1,475,100)	(945,900)
Deferred tax assets, net - long-term	$163,900	$105,100